Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 32,309		$ 30,348		$ 17,058
Adjustments for non-cash items:
Depreciation, amortisation and impairment		4,080		3,466		3,850
Net loss from investing activities		180		1,213		11
Share of profit in associates and joint ventures		(2,912)		(2,807)		(2,723)
Impairment of interest in associate		0		3,000		0
(Gain)/loss on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		1,704		(1,775)		2,554
Change in expected credit losses gross of recoveries and other credit impairment charges		3,674		3,717		3,898
Provisions including pensions		299		266		638
Share-based payment expense		529		482		400
Other non-cash items included in profit before tax		(5,290)		(4,299)		(774)
Elimination of exchange differences	[1]	26,734		(10,678)		48,718
Change in net trading securities and derivatives		(41,385)		(63,247)		20,166
Change in loans and advances to banks and customers		7,275		(14,145)		31,649
Change in reverse repurchase agreements – non-trading		(4,227)		(2,095)		(23,405)
Change in financial assets designated and otherwise mandatorily measured at fair value		(20,662)		(9,994)		14,164
Change in other assets	[2]	7,685		(10,254)		(12,858)
Change in deposits by banks and customer accounts		44,237		45,021		(91,194)
Change in repurchase agreements – non-trading		8,700		43,366		4,344
Change in debt securities in issue		11,942		11,945		12,518
Change in financial liabilities designated at fair value		(2,248)		10,097		(13,654)
Change in other liabilities		(1,603)		8,742		6,021
Dividends received from associates		1,062		1,067		944
Contributions paid to defined benefit plans		(167)		(208)		(194)
Tax paid		(6,611)		(4,117)		(2,776)
Net cash from operating activities		65,305		39,111		19,355
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments	[2]	(523,454)		(563,561)		(511,097)
Proceeds from the sale and maturity of financial investments	[2]	453,502		504,174		492,624
Net cash flows from the purchase and sale of property, plant and equipment		(1,344)		(1,145)		(1,284)
Net cash flows from disposal of loan portfolio and customer accounts		0		623		(3,530)
Net investment in intangible assets		(2,542)		(2,550)		(3,125)
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[3]	9,891		1,239		0
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[4]	(12,617)		(1,692)		(989)
Net cash from investing activities		(76,564)		(62,912)		(27,401)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		3,602		1,996		0
Cancellation of shares		(11,348)		(5,812)		(2,285)
Net purchases of own shares for market-making and investment purposes		(541)		(614)		(91)
Net cash flow from change in stake of subsidiaries		0		(19)		(197)
Redemption of preference shares and other equity instruments		(3,433)		(4,003)		(2,266)
Subordinated loan capital issued		4,361		5,237		7,300
Subordinated loan capital repaid	[5]	(2,000)		(2,147)		(1,777)
Dividends paid to shareholders of the parent company and non-controlling interests		(17,100)		(12,196)		(6,970)
Net cash from financing activities		(26,459)		(17,558)		(6,286)
Net decrease in cash and cash equivalents		(37,718)		(41,359)		(14,332)
Cash and cash equivalents at 1 Jan		490,933	[6]	521,671	[6]	574,032
Exchange differences in respect of cash and cash equivalents		(18,275)		10,621		(38,029)
Cash and cash equivalents at 31 Dec	[6]	434,940		490,933		521,671
Cash and cash equivalents comprise:
– cash and balances at central banks		267,674		285,868		327,002
– loans and advances to banks of one month or less		69,803		76,620		72,295
– reverse repurchase agreements with banks of one month or less		58,290		64,341		68,682
– treasury bills, other bills and certificates of deposit less than three months8	[7]	27,307		33,303		26,727
– cash collateral, net settlement accounts and items in course of collection from/transmission to other banks		9,827		14,866		18,878
– cash and cash equivalents held for sale	[8]	2,039		15,935		8,087
Total cash and cash equivalents	[6]	$ 434,940		$ 490,933		$ 521,671

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Post adoption of IFRS 17 ‘Insurance Contracts’, certain assets have been reclassified from ‘Investing activities’ to ‘Operating activities’. The comparative data for 2022 have not been re-presented.
[3]	This includes $9.3bn from the sale of our banking business in Canada.
[4]	This includes $10.6bn from the sale of our retail banking business in France and $1.8bn from the sale of our business in Argentina.
[5]	Subordinated liabilities changes during the year are attributable to repayments of $(2.0)bn (2023: $(2.1)bn; 2022: $(1.8)bn) of securities. Non-cash changes during the year included foreign exchange gains/losses of $1.6bn gain (2023: $0.6bn loss; 2022: $1.1bn gain) and fair value gains/losses of $1.0bn gain (2023:
$0.8bn loss; 2022: $3.1bn gain).

[6]	At 31 December 2024, $50.4bn (2023: $61.8bn; 2022: $59.3bn) was not available for use by HSBC due to a range of restrictions, including currency exchange and other restrictions.
[7]	The amount in this line is included in the ‘Financial investments’ and ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ line items in the Consolidated balance sheet on page 365.

[8]	Includes $1.9bn (2023: $5.6bn, 2022: $6.5bn) of cash and balances at central banks and $0.1bn (2023: $10.5bn, 2022: $0.2bn) of loans and advances to banks of one month or less. There is nil balance in 2024 for reverse repurchase agreements with banks of one month or less (2023: $0.2bn, 2022: $1.3bn) and cash collateral, net settlement accounts and items in course of collection from/transmission to other banks (2023: $(0.4)bn, 2022: $(0.2)bn).